Performance Management - Allspring Managed Account CoreBuilder Shares Series EM - CoreBuilder Shares - Series EM	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2025 +10.24% Lowest Quarter: December 31, 2024 -8.02%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	SINCE INCEPTION
Class (before taxes)	11/16/2022	20.81%	-	11.95%
Class (after taxes on distributions)	11/16/2022	19.21%	-	10.41%
Class (after taxes on distributions and the sale of Fund Shares)	11/16/2022	13.01%	-	9.02%
MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes)		33.57%	-	15.92%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		32.39%	-

Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Series EM
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series EM as of 12/31 each year
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2025
Highest Quarterly Return	10.24%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: December 31, 2024
Lowest Quarterly Return	(8.02%)
Lowest Quarterly Return, Date	Dec. 31, 2024